Commitments and Contingencies - Schedule of Milestone Payments (Details)	Sep. 30, 2025 USD ($)
Drug molecules: up to the conditions and milestones of
From entering phase 1 to before first commercial sale	$ 920,000
First commercial sale	800,000
Net sales amount more than certain threshold in a year	7,000,000
Subtotal	$ 8,720,000